Note 6 - Subsequent Events - 10Q (Details Textual) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 11, 2025	Aug. 05, 2025	Jul. 21, 2025	Jul. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jul. 01, 2025	Feb. 28, 2025	Nov. 25, 2024	Oct. 24, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 29, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 0.02
Class of Warrant or Right, Exercises in Period (in shares)					(0)	(0)
Common Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Class of Warrant or Right, Outstanding (in shares)					25,003	25,003					25,003
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)					(0)	(0)
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	177,652			57,331
Subsequent Event [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	8,773
Subsequent Event [Member] | Executive Chair of the Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	65,542
Subsequent Event [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	3,750
Subsequent Event [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	45,000
Subsequent Event [Member] | Chief Technology Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	8,773
Subsequent Event [Member] | Chief Medical Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	13,159
Subsequent Event [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)	32,655
Existing Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			1,477,596
Class of Warrant or Right, Exchanges, Percentage of Underlying Shares			100.00%
Proceeds from Issuance of Warrants			$ 2.6
Payments for Warrant Issuance Fees			$ 0.3
Existing Warrants at 1.723 Exercise Price [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.723
Class of Warrant or Right, Exercises in Period (in shares)			855,000
Existing Warrants at 1.722 Exercise Price [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			622,596
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.722
Warrants and Rights Outstanding, Term (Year)			5 years 6 months
Series B Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			1,477,596
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.723
Warrants and Rights Outstanding, Term (Year)			5 years 6 months
Representative's Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)					91,985
Representative's Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			88,656
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 2.6707
Warrants and Rights Outstanding, Term (Year)			5 years
Series A Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 6.54
Warrants and Rights Outstanding, Term (Year)									5 years
Class of Warrant or Right, Outstanding (in shares)					1,533,096
Series A Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercises in Period (in shares)				268,072
Class of Warrant or Right, Outstanding (in shares)				354,524			622,596
Pre-IPO Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercises in Period (in shares)		54,400